LKCM International Equity Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Australia - 2.9%
Biotechnology - 2.1%
CSL Ltd.	7,143	1,340,220
		$–
Metals & Mining - 0.8%
BHP Billiton Ltd.	18,232	527,158
Total Australia		1,867,378

Canada - 3.8%
Banks - 1.0%
Royal Bank of Canada	6,342	639,655
		$–
Oil, Gas & Consumable Fuels - 2.8%
Cameco Corp.	11,741	508,281
Canadian Natural Resources Ltd.	8,756	667,939
Cenovus Energy Inc.	29,155	582,863
		1,759,083
Total Canada		2,398,738

Finland - 1.8%
Banks - 1.8%
Nordea Bank Abp	105,105	1,171,342

France - 15.2%
Aerospace & Defense - 2.5%
Safran SA	7,059	1,598,669
		$–
Chemicals - 2.9%
Air Liquide SA	8,977	1,867,658
		$–
Electrical Equipment - 2.6%
Schneider Electric SA	7,305	1,651,494
		$–
IT Services - 2.5%
Capgemini	6,766	1,556,935
		$–
Personal Care Products - 2.2%
L'Oreal SA	2,913	1,379,519
		$–
Textiles, Apparel & Luxury Goods - 2.5%
LVMH Moet Hennessy Louis Vuitton SE	1,737	1,562,952
Total France		9,617,227

Germany - 11.6%
Diversified Telecommunication Services - 2.2%
Deutsche Telekom AG	57,220	1,388,992
		$–
Insurance - 2.3%
Allianz SE	4,862	1,457,230
		$–
Semiconductors & Semiconductor Equipment - 2.0%
Infineon Technologies AG	36,500	1,241,206
		$–
Software - 3.4%
SAP SE	11,333	2,206,757
		$–
Textiles, Apparel & Luxury Goods - 1.7%
Adidas AG	4,750	1,061,291
Total Germany		7,355,476

Ireland - 3.4%
Construction Materials - 3.4%
CRH PLC (a)	24,814	2,140,456

Italy - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
Moncler SpA	9,372	699,348

Japan - 3.1%
Building Products - 1.3%
Daikin Industries Ltd.	6,126	836,449
		$–
Electrical Equipment - 1.8%
NIDEC CORP	27,922	1,157,904
Total Japan		1,994,353

Netherlands - 10.9%
Banks - 2.3%
ING Groep NV	88,756	1,461,220
		$–
Capital Markets - 2.6%
Euronext NV(a)	17,168	1,633,886
		$–
Professional Services - 2.6%
Wolters Kluwer NV	10,694	1,674,577
		$–
Semiconductors & Semiconductor Equipment - 3.4%
ASML Holding NV	2,171	2,104,708
Total Netherlands		6,874,391

Norway - 2.7%
Diversified Telecommunication Services - 1.9%
Telenor ASA	103,807	1,154,580
		$–
Oil, Gas & Consumable Fuels - 0.8%
Aker BP ASA	21,054	528,066
Total Norway		1,682,646

Spain - 2.4%
Machinery - 2.4%
Fluidra SA	63,820	1,510,303

Sweden - 2.3%
Hotels, Restaurants & Leisure - 2.3%
Evolution AB(b)	11,846	1,471,320

Switzerland - 12.8%
Capital Markets - 1.8%
Julius Baer Group Ltd.	19,807	1,148,774
		$–
Electrical Equipment - 2.3%
ABB Ltd.	31,439	1,458,465
		$–
Food Products - 1.9%
Nestle SA	11,493	1,221,131
		$–
Health Care Equipment & Supplies - 2.5%
Alcon, Inc.	18,908	1,563,909
		$–
Life Sciences Tools & Services - 2.6%
Lonza Group AG	2,756	1,646,981
		$–
Pharmaceuticals - 1.7%
Roche Holding AG	4,288	1,094,808
Total Switzerland		8,134,068

United Kingdom - 21.6%
Aerospace & Defense - 2.4%
BAE Systems PLC	90,023	1,534,478
		$–
Banks - 2.2%
Barclays PLC	600,196	1,391,041
		$–
Beverages - 1.8%
Diageo PLC	31,382	1,161,202
		$–
Commercial Services & Supplies - 2.1%
Rentokil Initial PLC	225,000	1,337,738
		$–
Hotels, Restaurants & Leisure - 5.4%
Compass Group PLC	52,819	1,549,319
InterContinental Hotels Group PLC	17,120	1,778,969
		3,328,288
Oil, Gas & Consumable Fuels - 2.9%
Shell PLC	55,081	1,827,557
		$–
Personal Care Products - 2.2%
Unilever PLC	27,510	1,381,051
		$–
Software - 0.5%
Sage Group PLC/The	19,666	314,303
		$–
Trading Companies & Distributors - 2.1%
Ashtead Group PLC	18,538	1,320,445
Total United Kingdom		13,596,103
TOTAL COMMON STOCKS (Cost $49,078,427)		60,513,149

PREFERRED STOCKS - 2.2%	Shares	Value
Germany - 2.2%
Life Sciences Tools & Services — 2.20%
Sartorius AG, 0.00%,	3,448	1,369,241
TOTAL PREFERRED STOCKS (Cost $1,139,269)		1,369,241

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 5.24%(c)	1,170,421	1,170,421
TOTAL SHORT-TERM INVESTMENTS (Cost $1,170,421)		1,170,421

TOTAL INVESTMENTS - 99.6% (Cost $51,388,117)		$63,052,811
Other Assets in Excess of Liabilities - 0.4%		265,249
TOTAL NET ASSETS - 100.0%		$63,318,060

(a) Non-income producing security.
(b) Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.
These securities may only be resold in transactions exempt from registration to qualified institutional investors.
As of March 31, 2024, the value of these securities total $3,105,206 or 4.9% of the Fund’s net assets.

(c) The rate shown represents the 7-day effective yield as of March 31, 2024.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

LKCM INTERNATIONAL EQUITY FUND
Sector Classification as of March 31, 2024
(% of Net Assets)
Industrials	22.1%
Financials	14.0
Consumer Discretionary	13.0
Information Technology	11.8
Health Care	11.1
Consumer Staples	8.1
Materials	7.1
Energy	6.5
Communication Services	4.1
Other Assets in Excess of Liabilities	2.2
100.0%

Allocation of Portfolio Holdings by Country as of March 31, 2024
(% of Net Assets)
United Kingdom	21.6%
France	15.2
Germany	13.8
Switzerland	12.8
Netherlands	10.9
Canada	3.8
Ireland	3.4
Japan	3.1
Australia	2.9
Norway	2.7
Spain	2.4
Sweden	2.3
Finland	1.8
United States	1.8
Italy	1.1
Other Assets in Excess of Liabilities	0.4
100.0%

Fair Value Measurement Summary at March 31, 2024

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, including related oversight and reporting requirements.
The Valuation Rule also defines when market quotations are “readily available” for purposes of the Investment Company Act of 1940, the threshold for determining whether the Fund must fair value a security. The Valuation Rule permits the Fund’s board to designate the
Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The
Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2024, the Fund's assets carried at fair value were classified as follows:

LKCM International Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	5,693,774	54,819,376	–	60,513,150
Preferred Stocks	–	1,369,241	–	1,369,241
Money Market Funds	1,170,421	–	–	1,170,421
Total Assets	6,864,195	56,188,617	–	63,052,812

Refer to the Schedule of Investments for industry classifications.